Filed pursuant to 497(e) and 497(k)
File Nos. 333-48456 and 811-10183

BRIGHTHOUSE FUNDS TRUST I

SUPPLEMENT DATED AUGUST 16, 2022

TO THE

SUMMARY PROSPECTUS DATED APRIL 29, 2022

PROSPECTUS DATED APRIL 29, 2022 AND

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2022, AS SUPPLEMENTED

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO

Effective September 30, 2022, David Yuen will no longer serve as a portfolio manager of the Brighthouse/Franklin Low Duration Total Return Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust I.

Effective immediately, Patrick Klein has been named a portfolio manager of the Portfolio. As of June 30, 2022, Mr. Klein did not beneficially own any equity securities of the Portfolio. Effective immediately, the following changes are made to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Portfolio.

In the Portfolio Summary of the Summary Prospectus and the Prospectus, the subsection entitled “Portfolio Managers” of the section entitled “Management” is deleted in its entirety and replaced with the following:

Portfolio Managers.    Kent Burns, CFA, Senior Vice President and Portfolio Manager of Franklin Templeton Fixed Income Group, Sonal Desai, Ph.D., Executive Vice President and Chief Investment Officer of Franklin Templeton Fixed Income Group, Tina Chou, Vice President and Portfolio Manager of Franklin Templeton Fixed Income Group, David Yuen, CFA, FRM, Senior Vice President, Director of Quantitative Strategy and Portfolio Manager of the Franklin Templeton Fixed Income Group, and Patrick Klein, Ph.D., Senior Vice President and Portfolio Manager, Franklin Templeton Fixed Income Group, have managed the Portfolio since its inception in 2011, 2019, 2019, 2019 and 2022, respectively.

Effective on or about September 30, 2022, it is expected that Mr. Yuen will no longer serve as a portfolio manager of the Portfolio.

In the section of the Prospectus entitled “Additional Information About Management – The Subadviser,” the ninth paragraph is deleted in its entirety and replaced with the following:

David Yuen, CFA, FRM, Senior Vice President and Director of Quantitative Strategy of Franklin Templeton Fixed Income Group. Mr. Yuen has been co-lead portfolio manager of the Portfolio since 2019. Mr. Yuen develops portfolio strategies and investment processes with an emphasis on sector allocation, portfolio construction, risk budgeting, attribution and relative value security selection procedures. Effective on or about September 30, 2022, it is expected that Mr. Yuen will no longer serve as a portfolio manager of the Portfolio.

Patrick Klein, Ph.D., Senior Vice President and Portfolio Manager of Franklin Templeton Fixed Income Group. He specializes in multisector and quantitative fixed income strategies. Dr. Klein has been a co-lead portfolio manager of the Portfolio since 2022. He was previously a research analyst for Franklin Templeton Fixed Income Group. Dr. Klein joined Franklin Templeton in 2005 from Sandia National Laboratories, where he was a researcher, and has 16 years of experience in the financial services industry.

In the Portfolio’s Other Accounts Managed table in Appendix C of the SAI, the information with respect to Mr. Yuen is deleted in its entirety and the following information is added:

Name of Portfolio Manager	Category of Account	Total Number of Other Accounts	Total Assets in All Other Accounts	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee
David Yuen,[1]	Registered Investment Companies	12	$13,659,200,000	0	N/A
Brighthouse/Franklin Low Duration Total Return Portfolio	Other Pooled Investment Vehicles	10	$2,235,600,000	0	N/A
	Other Accounts	4	$1,865,100,000	1	$2,399,800,000

Patrick Klein,[2]	Registered Investment Companies	7	$6,191,436,180	0	N/A
Brighthouse/Franklin Low Duration Total Return Portfolio	Other Pooled Investment Vehicles	5	$923,131,738	0	N/A
	Other Accounts	3	$643,514,633	0	N/A

[1]	It is expected that Mr. Yuen will no longer serve as a portfolio manager of the Brighthouse/Franklin Low Duration Total Return Portfolio effective on or about September 30, 2022.
[2]	Other accounts managed information is as of June 30, 2022.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF

ADDITIONAL INFORMATION FOR FUTURE REFERENCE